UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments ¡ June 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.0%)
	Air Transport (1.9%)
149,257	Expeditors International of Washington, Inc.	$5,783,709

	Alternative Energy (3.1%)
101,693	Range Resources Corp.	6,291,746
147,929	Ultra Petroleum Corp. (a)	3,412,722

		9,704,468

	Asset Management & Custodian (0.6%)
53,305	Greenhill & Co., Inc.	1,900,323

	Beverage: Brewers & Distillers (1.4%)
391,565	DE Master Blenders 1753 N.V. (Netherlands) (a)	4,415,130

	Biotechnology (4.5%)
63,620	IDEXX Laboratories, Inc. (a)	6,115,790
192,730	Illumina, Inc. (a)	7,784,365

		13,900,155

	Cement (1.1%)
44,121	Martin Marietta Materials, Inc.	3,477,617

	Chemicals: Diversified (2.6%)
154,825	Intrepid Potash, Inc. (a)	3,523,817
102,147	Rockwood Holdings, Inc.	4,530,220

		8,054,037

	Commercial Services (8.1%)
156,754	Gartner, Inc. (a)	6,748,260
197,977	Intertek Group PLC (United Kingdom)	8,320,487
42,544	MercadoLibre, Inc. (Brazil)	3,224,835
130,960	Weight Watchers International, Inc.	6,752,297

		25,045,879

	Communications Technology (4.0%)
233,029	Motorola Solutions, Inc.	11,211,025
150,901	Research In Motion Ltd. (Canada) (a)	1,115,159

		12,326,184

	Computer Services, Software & Systems (16.1%)
165,169	Akamai Technologies, Inc. (a)	5,244,116
60,104	Citrix Systems, Inc. (a)	5,045,130
61,450	IHS, Inc., Class A (a)	6,620,008
80,739	LinkedIn Corp., Class A (a)	8,580,134
91,037	Red Hat, Inc. (a)	5,141,770
51,924	Salesforce.com, Inc. (a)	7,179,012
29,524	SINA Corp. (China) (a)	1,529,638
152,777	Solera Holdings, Inc.	6,384,551
501,353	Zynga, Inc., Class A (a)	2,727,360
205,470	Zynga, Inc., Class B (a)	1,117,757

		49,569,476

	Computer Technology (3.8%)
179,565	Dropbox, Inc. (a)(b)(c)	1,624,902
300,879	Yandex N.V., Class A (Russia) (a)	5,731,745
206,220	Youku.com, Inc. ADR (China) (a)	4,470,849

		11,827,496

	Consumer Lending (1.7%)
38,581	IntercontinentalExchange, Inc. (a)	5,246,244

	Consumer Services: Miscellaneous (1.9%)
536,923	Qualicorp SA (Brazil) (a)	4,694,234
934,000	Sun Art Retail Group Ltd. (Hong Kong)	1,025,777

		5,720,011

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

	Diversified Materials & Processing (0.2%)
4,178	Schindler Holding AG (Switzerland)	$467,225

	Diversified Media (3.2%)
51,063	Factset Research Systems, Inc.	4,745,795
114,815	McGraw-Hill Cos., Inc. (The)	5,166,675

		9,912,470

	Diversified Retail (5.8%)
112,978	Dollar Tree, Inc. (a)	6,078,216
109,982	Fastenal Co.	4,433,375
328,800	Groupon, Inc. (a)	3,495,144
372,752	Groupon, Inc., Series A (a)	3,962,354

		17,969,089

	Education Services (1.5%)
189,654	New Oriental Education & Technology Group, Inc. ADR (China) (a)	4,646,523

	Electronic Components (1.4%)
159,295	Sensata Technologies Holding N.V. (a)	4,265,920

	Financial Data & Systems (6.0%)
251,725	MSCI, Inc., Class A (a)	8,563,684
203,107	Verisk Analytics, Inc., Class A (a)	10,005,051

		18,568,735

	Foods (0.7%)
78,313	Hillshire Brands Co.	2,270,294

	Health Care Services (4.1%)
71,075	athenahealth, Inc. (a)	5,627,008
75,566	Stericycle, Inc. (a)	6,927,135

		12,554,143

	Insurance: Property-Casualty (1.9%)
275,966	Progressive Corp. (The)	5,748,372

	Media (0.6%)
1,792	Legend Pictures LLC Ltd. (a)(b)(c)	1,915,881

	Medical & Dental Instruments & Supplies (1.5%)
60,985	Techne Corp.	4,525,087

	Medical Equipment (3.7%)
20,493	Intuitive Surgical, Inc. (a)	11,348,819

	Metals & Minerals: Diversified (1.2%)
1,154,571	Lynas Corp., Ltd. (Australia) (a)	1,020,837
129,294	Molycorp, Inc. (a)	2,786,286

		3,807,123

	Pharmaceuticals (3.7%)
170,002	Ironwood Pharmaceuticals, Inc. (a)	2,342,628
60,184	Mead Johnson Nutrition Co.	4,845,414
92,564	Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,145,941

		11,333,983

	Publishing (1.4%)
76,583	Morningstar, Inc.	4,429,561

	Recreational Vehicles & Boats (3.6%)
396,674	Edenred (France)	11,255,904

	Restaurants (1.5%)
136,951	Dunkin’ Brands Group, Inc.	4,702,897

	Scientific Instruments: Pollution Control (1.3%)
226,549	Covanta Holding Corp.	3,885,315

	Semiconductors & Components (0.5%)
106,539	First Solar, Inc. (a)	1,604,477

	Utilities: Electrical (3.4%)
308,869	Brookfield Infrastructure Partners LP (Canada)	10,368,732

	Total Common Stocks (Cost $270,258,707)	302,551,279

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

	Convertible Preferred Stocks (1.2%)
	Alternative Energy (0.7%)
618,623	Better Place, Inc. (a)(b)(c)		$2,047,642

	Computer Services, Software & Systems (0.2%)
41,492	Workday, Inc. (a)(b)(c)		550,184

	Computer Technology (0.1%)
17,586	Dropbox, Inc., Series A (a)(b)(c)		159,137

	Technology: Miscellaneous (0.2%)
28,639	Peixe Urbano, Inc. (Brazil) (a)(b)(c)		801,892

	Total Convertible Preferred Stocks (Cost $3,198,700)		3,558,855

NUMBER OF SHARES (000)
	Short-Term Investment (0.2%)
	Investment Company
745	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $745,197)(d)		745,197

	Total Investments (Cost $274,202,604) (e)(f)	99.4%	306,855,331
	Other Assets in Excess of Liabilities	0.6	1,997,397

	Net Assets	100.0%	$308,852,728

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Illiquid security. Resale is restricted to qualified institutional investors.
(c)	At June 30, 2012, the Fund held fair valued securities valued at $7,099,638, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(e)	The fair value and percentage of net assets, $22,090,230 and 7.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid Cap Growth Fund

Notes to Portfolio of Investments ¡ June 30, 2012 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Board of Trustees (the Trustees”), the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets Common Stocks
Air Transport	$5,783,709	$—	$—	$5,783,709
Alternative Energy	9,704,468	—	—	9,704,468
Asset Management & Custodian	1,900,323	—	—	1,900,323
Beverage: Brewers & Distillers	4,415,130	—	—	4,415,130
Biotechnology	13,900,155	—	—	13,900,155
Cement	3,477,617	—	—	3,477,617
Chemicals: Diversified	8,054,037	—	—	8,054,037
Commercial Services	16,725,392	8,320,487	—	25,045,879
Communications Technology	12,326,184	—	—	12,326,184
Computer Services, Software & Systems	48,451,719	1,117,757	—	49,569,476
Computer Technology	10,202,594	—	1,624,902	11,827,496
Consumer Lending	5,246,244	—	—	5,246,244
Consumer Services: Miscellaneous	4,694,234	1,025,777	—	5,720,011
Diversified Materials & Processing	—	467,225	—	467,225
Diversified Media	9,912,470	—	—	9,912,470
Diversified Retail	14,006,735	3,962,354	—	17,969,089
Education Services	4,646,523	—	—	4,646,523
Electronic Components	4,265,920	—	—	4,265,920
Financial Data & Systems	18,568,735	—	—	18,568,735
Foods	2,270,294	—	—	2,270,294
Health Care Services	12,554,143	—	—	12,554,143
Insurance: Property-Casualty	5,748,372	—	—	5,748,372
Media	—	—	1,915,881	1,915,881
Medical & Dental Instruments & Supplies	4,525,087	—	—	4,525,087
Medical Equipment	11,348,819	—	—	11,348,819
Metals & Minerals: Diversified	2,786,286	1,020,837	—	3,807,123
Pharmaceuticals	11,333,983	—	—	11,333,983
Publishing	4,429,561	—	—	4,429,561
Recreational Vehicles & Boats	—	11,255,904	—	11,255,904
Restaurants	4,702,897	—	—	4,702,897
Scientific Instruments: Pollution Control	3,885,315	—	—	3,885,315
Semiconductors & Components	1,604,477	—	—	1,604,477
Utilities: Electrical	10,368,732	—	—	10,368,732
Total Common Stocks	271,840,155	27,170,341	3,540,783	302,551,279
Convertible Preferred Stocks	—	—	3,558,855	3,558,855
Short-Term Investment - Investment Company	745,197	—	—	745,197
Total Assets	$272,585,352	$27,170,341	$7,099,638	$306,855,331

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of $467,225 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stocks	Preferred Stock

Beginning Balance	$—	$7,510,589	$2,882,562
Purchases	3,540,783	1,652,143	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	(2,943,809)	(2,882,562)
Change in unrealized appreciation (depreciation)	—	(2,660,068)	—
Realized gains (losses)	—	—	—

Ending Balance	$3,540,783	$3,558,855	$—

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$—	$360,155	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input

Common Stocks

Computer Technology	$1,624,902	Market Transaction	Purchase Price of Preferred	—	—	—	—

Media	$1,915,881	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	15%	18%	17%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / EBITDA	10.6x	11.5x	11.1x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

			Equity Value / Net Income	12.2x	17.3x	14.7x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

		Merger & Acquisition Transactions	Enterprise Value / EBITDA	13.7x	16.3x	15.0x	Increase

			Discount for lack of control	35%	35%	35%	Decrease

			Equity Value / Net Income	22.2x	25.0x	23.6x	Increase

			Discount for lack of control	35%	35%	35%	Decrease

Convertible Preferred Stocks

Alternative Energy	$2,047,642	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	24.2%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	2.6x	3.4x	3.1x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Services, Software & Systems	$550,184	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.7x	15.7x	9.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease
		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase

			Discount for lack of control	25%	25%	25%	Decrease

Computer Technology	$159,137	Market Transaction	Purchase Price of Preferred	—	—	—	—

Technology: Miscellaneous	$801,892	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	26%	30%	28%	Decrease

			Perpetual growth rate	5.0%	6.0%	5.5%	Increase

		Merger & Acquisition Transactions	Enterprise Value / Revenue	1.8x	2.9x	2.7x	Increase

			Discount for lack of control	30%	30%	30%	Decrease

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid Cap Growth Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 15, 2012